Segment Reporting - Summary of Revenue Attributed to Geographical Locations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	$ 7,884,671	$ 8,396,830
Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		2,419,733	2,543,560
United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		5,464,938	5,853,270
Operating Segments | Less-Than-Truckload
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	3,270,514	3,702,935
Operating Segments | Less-Than-Truckload | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		1,081,445	1,162,733
Operating Segments | Less-Than-Truckload | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		2,189,069	2,540,202
Operating Segments | Truckload
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	3,097,231	2,937,305
Operating Segments | Truckload | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		1,121,629	1,159,562
Operating Segments | Truckload | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		1,975,602	1,777,743
Operating Segments | Logistics
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	1,581,986	1,821,711
Operating Segments | Logistics | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		246,593	258,489
Operating Segments | Logistics | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		1,335,393	1,563,222
Eliminations
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	(65,060)	(65,121)
Eliminations | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		(29,934)	(37,224)
Eliminations | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		$ (35,126)	$ (27,897)

[1]	Includes intersegment revenue and intersegment fuel surcharge, which are eliminated in the consolidated results and are not disclosed by reportable segment due to the non-material amounts.